Supplement to the
Fidelity® New Markets Income Fund
February 27, 2005 Prospectus

Shareholder Meeting. On or about October 26, 2005, a meeting of shareholders of Fidelity® New Markets Income Fund will be held to vote on various proposals. Shareholders of record on August 29, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

NMI-05-01 August 29, 2005
1.711501.114

Supplement to the
Fidelity® Strategic Income Fund
February 27, 2005 Prospectus

Shareholder Meeting. On or about October 26, 2005, a meeting of shareholders of Fidelity® Strategic Income Fund will be held to vote on various proposals. Shareholders of record on August 29, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the biographical information for William Eigen found in the "Fund Management" section on page 23.

Derek Young is lead co-manager of Strategic Income Fund, which he has managed since August 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

Christopher Sharpe is lead co-manager of Strategic Income Fund, which he has managed since August 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

FSN-05-02 August 29, 2005
1.479520.117

Supplement to the
Spartan® Municipal Funds
February 27, 2005
Prospectus

Effective August 15, 2005, Spartan® Municipal Income Fund and Spartan Intermediate Municipal Income Fund were renamed Fidelity® Municipal Income Fund and Fidelity Intermediate Municipal Income Fund, respectively. All references to Spartan Municipal Income Fund and Spartan Intermediate Municipal Income Fund throughout this prospectus should be replaced with Fidelity Municipal Income Fund and Fidelity Intermediate Municipal Income Fund, respectively.

Shareholder Meeting. On or about October 26, 2005, a meeting of shareholders of Fidelity Intermediate Municipal Income Fund will be held to vote on various proposals. Shareholders of record on August 29, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

LIM/HIY-05-02 August 29, 2005
1.482103.119